Taxation (Details) - Schedule of Income Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense (benefit):
Current income tax charge	$ 6,401	$ 3,261	$ 2,179
Amounts in respect of prior years	12	(22)	97
Deferred tax expense:
Origination and reversal of temporary differences	1,165	(310)	(462)
Amounts in respect of prior years	276	3
Income tax expense for the year	$ 7,854	$ 2,932	$ 1,814